Shareholder Report, Line Graph (Details) - USD ($)			8 Months Ended	12 Months Ended		20 Months Ended	24 Months Ended	32 Months Ended	36 Months Ended	44 Months Ended	48 Months Ended	56 Months Ended	60 Months Ended	68 Months Ended	72 Months Ended	80 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Apr. 28, 2019	Dec. 31, 2015	Dec. 31, 2019	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2021	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2019	Dec. 31, 2023	Dec. 31, 2020	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000100075
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		$ 10,000			$ 10,360		$ 11,770		$ 10,950		$ 12,929		$ 13,716		$ 14,989		$ 11,927	$ 13,315	$ 14,289	$ 15,942
C000210967
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value	$ 10,000		$ 10,490			$ 10,984		$ 10,783		$ 9,115		$ 9,960		$ 10,531		$ 11,372
C000210964
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value	10,000		10,490			10,950		10,718		9,041		9,846		10,391		11,199
C000030705
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			11,360		12,613		10,964		14,887		15,324		19,821		18,890	20,647	23,150	24,559
C000030706
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			11,318		12,539		10,873		14,736		15,136		19,518		18,549	20,221	22,619	23,924
C000063063
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,928		13,301		12,566		15,588		18,291		21,256		17,352	20,937	24,068	28,959
C000063064
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Accumulated Value		10,000			10,896		13,222		12,459		15,404		18,011		20,875		17,009	20,457	23,438	28,101
C000063060
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,804		12,661		12,161		14,578		16,887		19,006		15,864	18,516	20,751	24,352
C000063061
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Accumulated Value		10,000			10,781		12,598		12,055		14,409		16,652		18,674		15,544	18,106	20,206	23,644
C000030657
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Accumulated Value		10,000			10,910		13,954		13,884		18,096		27,440		33,373		23,307	32,162	42,204	50,596
C000063057
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,725		12,159		11,777		13,732		15,558		17,111		14,646	16,583	18,148	20,830
C000063058
Account Value [Line Items]
Line Graph and Table Measure Name				Class C
Accumulated Value		10,000			10,701		12,089		11,676		13,562		15,324		16,801		14,343	16,196	17,672	20,228
C000100078
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,443		11,833		10,983		13,248		13,819		15,172		12,307	13,945	14,755	16,443
C000030750
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			11,426		12,348		12,029		13,839		14,913		15,739		14,139	16,035	17,385	18,975
C000030751
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			11,398		12,282		11,929		13,701		14,729		15,492		13,891	15,707	16,993	18,510
C000030680
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,919		13,454		12,135		15,508		18,490		21,881		17,529	21,228	24,126	28,326
C000030681
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,898		13,397		12,049		15,360		18,265		21,576		17,228	20,813	23,598	27,624
C000100083
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,836		12,823		11,879		14,678		16,516		17,762		13,889	15,172	15,742	17,623
C000030660
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			13,156		14,732		12,526		16,166		16,115		21,292		18,544	21,179	22,958	22,288
C000030661
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			13,125		14,661		12,428		16,004		15,912		20,967		18,222	20,764	22,446	21,727
C000140956
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			9,089		11,965		10,686		13,916		15,016		16,323		13,206	15,134	16,763	22,921
C000140957
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			9,073		11,916		10,615		13,789		14,846		16,095		12,993	14,841	16,404	22,367
C000088087
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,950		11,388		11,451		12,290		12,577		13,042		12,864	14,291	15,434	16,059
C000088088
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,927		11,329		11,364		12,162		12,413		12,847		12,641	14,005	15,083	15,657
C000100086
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,330		10,504		10,577		11,082		11,347		11,418		10,900	11,536	12,105	12,771
C000100087
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,313		10,451		10,496		10,983		11,216		11,248		10,715	11,314	11,845	12,467
C000075557
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,107		10,151		10,282		10,430		9,830		9,369		8,955	9,286	8,245	9,617
C000075558
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,087		10,102		10,203		10,322		9,712		9,226		8,798	9,107	8,062	9,380
C000030760
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,850		13,246		12,431		16,417		20,073		24,968		20,218	25,421	30,933	35,855
C000030761
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,819		13,182		12,339		16,250		19,830		24,595		19,871	24,922	30,233	34,956
C000030763
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			10,830		13,205		12,374		16,313		19,919		24,738		20,009	25,113	30,515	35,319
C000030620
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,115		11,225		10,287		12,869		12,254		16,507		12,427	14,026	14,118	15,123
C000030621
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,087		11,171		10,205		12,737		12,098		16,263		12,198	13,751	13,806	14,738
C000030623
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			10,090		11,190		10,228		12,790		12,155		16,356		12,286	13,857	13,926	14,893
C000030710
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,843		14,180		10,815		13,501		14,225		15,458		13,018	15,525	14,790	19,696
C000030711
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,818		14,109		10,727		13,357		14,041		15,226		12,790	15,214	14,458	19,198
C000030713
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			10,831		14,137		10,763		13,411		14,114		15,317		12,877	15,330	14,579	19,388
C000112664
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			11,172		12,289		11,498		13,255		14,598		16,013		14,026	14,928	15,525	17,565
C000030670
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			11,764		13,915		12,257		15,353		15,311		20,436		20,616	23,196	26,689	31,371
C000030671
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			11,730		13,843		12,161		15,196		15,119		20,136		20,265	22,739	26,088	30,604
C000063051
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,046		13,775		11,989		15,815		20,229		23,417		15,994	21,590	25,135	29,128
C000063048
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,020		13,701		11,900		15,656		19,975		23,065		15,721	21,156	24,574	28,407
C000063050
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			10,031		13,732		11,937		15,722		20,076		23,210		15,832	21,330	24,798	28,695
C000030546
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			11,172		14,033		12,802		15,956		25,090		26,877		17,459	19,612	22,865	24,276
C000030547
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			11,143		13,966		12,703		15,803		24,774		26,491		17,181	19,225	22,365	23,668
C000030549
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			11,155		13,993		12,741		15,855		24,905		26,651		17,295	19,394	22,570	23,908
C000030600
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,249		10,614		10,644		11,548		12,491		12,335		10,784	11,429	11,690	12,535
C000030601
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,223		10,561		10,564		11,432		12,334		12,154		10,589	11,194	11,423	12,217
C000112668
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,290		12,004		11,141		13,026		14,618		16,027		13,215	14,604	15,375	17,516
C000030725
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			13,086		13,560		11,694		13,978		14,865		19,772		17,160	19,427	21,214	23,862
C000030726
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			13,051		13,483		11,608		13,830		14,676		19,481		16,851	19,030	20,745	23,264
C000030755
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,503		12,953		12,280		15,701		18,073		20,706		15,919	19,503	21,942	24,781
C000030756
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,478		12,884		12,190		15,545		17,844		20,389		15,639	19,111	21,461	24,164
C000030551
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,298		12,224		11,392		14,107		18,697		22,186		16,004	24,337	32,727	37,706
C000030552
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,268		12,158		11,300		13,963		18,464		21,836		15,722	23,856	31,998	36,766
C000030554
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			10,284		12,190		11,344		14,028		18,559		21,984		15,839	24,051	32,287	37,147
C000119619
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,436		12,058		11,192		13,622		14,515		15,925		12,566	14,304	15,373	16,769
C000030615
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			9,933		12,764		11,002		14,159		16,038		17,959		14,852	16,790	17,322	21,258
C000030616
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			9,912		12,703		10,925		14,019		15,844		17,699		14,590	16,460	16,946	20,744
C000030618
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			9,924		12,737		10,965		14,087		15,928		17,807		14,704	16,604	17,104	20,959
C000030581
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			9,173		12,875		14,216		19,969		50,674		45,334		17,014	24,030	33,482	38,020
C000030582
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			9,154		12,807		14,108		19,769		50,038		44,645		16,732	23,569	32,745	37,063
C000030584
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			9,166		12,838		14,156		19,854		50,304		44,925		16,833	23,774	33,045	37,448
C000100071
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			11,112		12,512		11,562		14,105		15,776		16,785		12,478	13,066	13,603	16,302
C000030630
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,517		10,917		10,685		11,592		12,966		13,693		12,105	12,558	12,875	13,897
C000030631
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,498		10,862		10,601		11,477		12,802		13,496		11,893	12,320	12,581	13,555
C000030633
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			10,497		10,870		10,630		11,518		12,858		13,565		11,973	12,403	12,692	13,686
C000030635
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,285		10,776		10,779		11,715		12,749		12,604		10,797	11,469	11,782	12,867
C000030636
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,261		10,723		10,698		11,603		12,591		12,416		10,608	11,250	11,523	12,549
C000030638
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			10,269		10,746		10,731		11,653		12,659		12,494		10,689	11,344	11,638	12,683
C000112671
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,565		12,076		10,938		13,288		13,568		15,118		12,069	13,881	15,228	16,729
C000210971
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value	10,000		10,380			11,922		11,998		9,583		10,810		12,044		16,192
C000210968
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value	10,000		10,370			11,888		11,925		9,502		10,690		11,880		15,936
C000030695
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,603		12,322		11,547		13,842		15,245		17,320		14,707	16,784	18,659	21,847
C000030696
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,578		12,256		11,457		13,704		15,050		17,064		14,440	16,457	18,235	21,294
C000030698
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			10,587		12,282		11,498		13,748		15,125		17,170		14,550	16,576	18,395	21,510
C000030700
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,704		12,843		11,759		14,417		16,011		18,874		15,916	18,483	20,878	24,954
C000030701
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,688		12,786		11,668		14,287		15,823		18,608		15,654	18,120	20,426	24,354
C000030703
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			10,690		12,807		11,702		14,339		15,892		18,713		15,760	18,270	20,605	24,580
C000030576
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			11,620		13,627		12,407		15,734		16,229		20,497		19,495	21,426	23,862	26,802
C000030577
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			11,594		13,559		12,318		15,584		16,031		20,195		19,155	21,002	23,335	26,148
C000030579
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			11,606		13,587		12,356		15,644		16,113		20,322		19,290	21,177	23,545	26,408
C000030650
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,652		13,329		13,061		17,164		21,336		24,567		19,081	22,918	25,116	26,056
C000030651
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,622		13,250		12,959		16,985		21,048		24,200		18,748	22,468	24,560	25,399
C000030653
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			10,636		13,279		12,998		17,067		21,178		24,351		18,871	22,648	24,765	25,663
C000154912
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			10,233		10,558		10,582		11,497		12,594		12,443		10,686	11,319	11,411	12,272
C000154913
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,221		10,509		10,516		11,398		12,439		12,272		10,509	11,098	11,177	11,938
C000030586
Account Value [Line Items]
Line Graph and Table Measure Name				Class A
Accumulated Value		10,000			11,578		12,709		11,444		14,804		15,969		21,100		20,583	22,683	24,975	25,602
C000030587
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			11,550		12,645		11,362		14,655		15,774		20,790		20,229	22,240	24,415	24,975
C000030589
Account Value [Line Items]
Line Graph and Table Measure Name				Class E
Accumulated Value		10,000			11,565		12,674		11,394		14,718		15,854		20,912		20,365	22,411	24,635	25,232
C000100091
Account Value [Line Items]
Line Graph and Table Measure Name				Class B
Accumulated Value		10,000			10,132		10,395		10,388		11,167		12,024		11,787		10,056	10,497	10,521	11,279
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $11,289
Accumulated Value	10,000		10,444			10,855		10,704		9,659		10,462		10,982		11,289
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $11,289
Accumulated Value	10,000		10,444			10,855		10,704		9,659		10,462		10,982		11,289
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index $39,827
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399	27,025	33,786	39,827
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index $12,721
Accumulated Value		10,000			10,391		10,816		10,789		11,791		12,684		12,544		10,914	11,588	11,824	12,721
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index $12,721
Accumulated Value		10,000			10,391		10,816		10,789		11,791		12,684		12,544		10,914	11,588	11,824	12,721
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World ex-U.S. Index $22,432
Accumulated Value		10,000			10,450		13,291		11,404		13,857		15,334		16,533		13,887	16,056	16,945	22,432
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World ex-U.S. Index $22,432
Accumulated Value		10,000			10,450		13,291		11,404		13,857		15,334		16,533		13,887	16,056	16,945	22,432
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index $12,721
Accumulated Value		10,000			10,391		10,816		10,789		11,791		12,684		12,544		10,914	11,588	11,824	12,721
Brighthouse Index: Bloomberg U.S. Universal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Universal Bond Index $12,721
Accumulated Value		10,000			10,391		10,816		10,789		11,791		12,684		12,544		10,914	11,588	11,824	12,721
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,895
Accumulated Value		10,000			10,490		10,750		11,091		11,930		12,400		12,227		11,033	11,951	12,545	12,895
Brighthouse Index: Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate ex-U.S. (USD Hedged) Index $12,895
Accumulated Value		10,000			10,490		10,750		11,091		11,930		12,400		12,227		11,033	11,951	12,545	12,895
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index $39,827
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399	27,025	33,786	39,827
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index $39,827
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399	27,025	33,786	39,827
Brighthouse Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name				S&P 500 Index $39,827
Accumulated Value		10,000			11,196		13,640		13,042		17,149		20,304		26,132		21,399	27,025	33,786	39,827
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index $21,959
Accumulated Value		10,000			10,100		12,628		10,887		13,284		14,322		15,935		13,632	16,118	16,735	21,959
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index $21,959
Accumulated Value		10,000			10,100		12,628		10,887		13,284		14,322		15,935		13,632	16,118	16,735	21,959
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index $21,959
Accumulated Value		10,000			10,100		12,628		10,887		13,284		14,322		15,935		13,632	16,118	16,735	21,959
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index $21,959
Accumulated Value		10,000			10,100		12,628		10,887		13,284		14,322		15,935		13,632	16,118	16,735	21,959
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index $21,959
Accumulated Value		10,000			10,100		12,628		10,887		13,284		14,322		15,935		13,632	16,118	16,735	21,959
Brighthouse Index: MSCI EAFE Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index $21,959
Accumulated Value		10,000			10,100		12,628		10,887		13,284		14,322		15,935		13,632	16,118	16,735	21,959
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index $15,349
Accumulated Value	10,000		10,564			12,498		12,180		9,733		10,690		11,492		15,349
Brighthouse Index: MSCI Emerging Markets Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index $15,349
Accumulated Value	$ 10,000		$ 10,564			$ 12,498		$ 12,180		$ 9,733		$ 10,690		$ 11,492		$ 15,349
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: MSCI All Country World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Index $30,302
Accumulated Value		10,000			10,786		13,372		12,113		15,335		17,828		21,133		17,252	21,082	24,769	30,302
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 3000 Index $38,012
Accumulated Value		10,000			11,274		13,656		12,940		16,954		20,495		25,754		20,808	26,209	32,448	38,012
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index $20,263
Accumulated Value		10,000			10,767		12,397		11,752		13,938		15,643		17,114		14,553	16,401	17,803	20,263
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Value Index $25,421
Accumulated Value		10,000			12,000		13,601		11,930		15,158		15,910		20,419		17,962	20,246	22,892	25,421
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Value Index $25,421
Accumulated Value		10,000			12,000		13,601		11,930		15,158		15,910		20,419		17,962	20,246	22,892	25,421
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Aggressive Portfolio Index $24,436
Accumulated Value		10,000			10,931		13,016		12,062		14,817		16,912		19,288		16,282	18,820	20,935	24,436
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderately Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderately Aggressive Portfolio Index $24,436
Accumulated Value		10,000			10,931		13,016		12,062		14,817		16,912		19,288		16,282	18,820	20,935	24,436
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index $20,263
Accumulated Value		10,000			10,767		12,397		11,752		13,938		15,643		17,114		14,553	16,401	17,803	20,263
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index $20,263
Accumulated Value		10,000			10,767		12,397		11,752		13,938		15,643		17,114		14,553	16,401	17,803	20,263
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index $20,263
Accumulated Value		10,000			10,767		12,397		11,752		13,938		15,643		17,114		14,553	16,401	17,803	20,263
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index $20,263
Accumulated Value		10,000			10,767		12,397		11,752		13,938		15,643		17,114		14,553	16,401	17,803	20,263
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index $20,263
Accumulated Value		10,000			10,767		12,397		11,752		13,938		15,643		17,114		14,553	16,401	17,803	20,263
Brighthouse Index: Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $18,806
Accumulated Value		10,000			11,713		12,592		12,329		14,095		15,088		15,882		14,106	16,002	17,313	18,806
Brighthouse Index: Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index $18,806
Accumulated Value		10,000			11,713		12,592		12,329		14,095		15,088		15,882		14,106	16,002	17,313	18,806
Brighthouse Index: Dow Jones Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Aggressive Portfolio Index $29,495
Accumulated Value		10,000			11,098		13,672		12,380		15,739		18,255		21,644		17,972	21,391	24,560	29,495
Brighthouse Index: Dow Jones Aggressive Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Aggressive Portfolio Index $29,495
Accumulated Value		10,000			11,098		13,672		12,380		15,739		18,255		21,644		17,972	21,391	24,560	29,495
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index $20,263
Accumulated Value		10,000			10,767		12,397		11,752		13,938		15,643		17,114		14,553	16,401	17,803	20,263
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index $24,256
Accumulated Value		10,000			13,174		14,207		12,379		15,151		15,853		20,335		17,390	19,937	21,543	24,256
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index $24,256
Accumulated Value		10,000			13,174		14,207		12,379		15,151		15,853		20,335		17,390	19,937	21,543	24,256
Brighthouse Index: Morningstar LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar LSTA U.S. Leveraged Loan Index $17,617
Accumulated Value		10,000			11,016		11,469		11,520		12,516		12,907		13,578		13,473	15,268	16,636	17,617
Brighthouse Index: Morningstar LSTA U.S. Leveraged Loan Index
Account Value [Line Items]
Line Graph and Table Measure Name				Morningstar LSTA U.S. Leveraged Loan Index $17,617
Accumulated Value		10,000			11,016		11,469		11,520		12,516		12,907		13,578		13,473	15,268	16,636	17,617
Brighthouse Index: Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Government/Credit 1-3 Year Bond Index $12,297
Accumulated Value		10,000			10,128		10,214		10,377		10,795		11,155		11,102		10,693	11,186	11,673	12,297
Brighthouse Index: Bloomberg U.S. Government/Credit 1-3 Year Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Government/Credit 1-3 Year Bond Index $12,297
Accumulated Value		10,000			10,128		10,214		10,377		10,795		11,155		11,102		10,693	11,186	11,673	12,297
Brighthouse Index: FTSE World Government Bond Index ex-U.S.
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE World Government Bond Index ex-U.S. $9,844
Accumulated Value		10,000			10,181		11,233		11,028		11,615		12,867		11,621		9,057	9,585	9,075	9,844
Brighthouse Index: FTSE World Government Bond Index ex-U.S.
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE World Government Bond Index ex-U.S. $9,844
Accumulated Value		10,000			10,181		11,233		11,028		11,615		12,867		11,621		9,057	9,585	9,075	9,844
Brighthouse Index: FTSE EPRA /NAREIT Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA /NAREIT Developed Index $13,770
Accumulated Value		10,000			10,406		11,485		10,838		13,212		12,018		15,153		11,352	12,450	12,566	13,770
Brighthouse Index: FTSE EPRA /NAREIT Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA /NAREIT Developed Index $13,770
Accumulated Value		10,000			10,406		11,485		10,838		13,212		12,018		15,153		11,352	12,450	12,566	13,770
Brighthouse Index: FTSE EPRA /NAREIT Developed Index
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE EPRA /NAREIT Developed Index $13,770
Accumulated Value		10,000			10,406		11,485		10,838		13,212		12,018		15,153		11,352	12,450	12,566	13,770
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index $20,263
Accumulated Value		10,000			10,767		12,397		11,752		13,938		15,643		17,114		14,553	16,401	17,803	20,263
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index $27,213
Accumulated Value		10,000			11,734		13,337		12,235		15,482		15,915		19,919		18,418	20,529	23,478	27,213
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index $27,213
Accumulated Value		10,000			11,734		13,337		12,235		15,482		15,915		19,919		18,418	20,529	23,478	27,213
Brighthouse Index: MSCI All Country World Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Growth Index $37,047
Accumulated Value		10,000			10,327		13,425		12,333		16,369		21,869		25,609		18,283	24,356	30,257	37,047
Brighthouse Index: MSCI All Country World Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Growth Index $37,047
Accumulated Value		10,000			10,327		13,425		12,333		16,369		21,869		25,609		18,283	24,356	30,257	37,047
Brighthouse Index: MSCI All Country World Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World Growth Index $37,047
Accumulated Value		10,000			10,327		13,425		12,333		16,369		21,869		25,609		18,283	24,356	30,257	37,047
Brighthouse Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index $24,949
Accumulated Value		10,000			11,132		13,599		12,334		15,847		21,335		21,939		16,157	19,171	22,077	24,949
Brighthouse Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index $24,949
Accumulated Value		10,000			11,132		13,599		12,334		15,847		21,335		21,939		16,157	19,171	22,077	24,949
Brighthouse Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Growth Index $24,949
Accumulated Value		10,000			11,132		13,599		12,334		15,847		21,335		21,939		16,157	19,171	22,077	24,949
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index $20,263
Accumulated Value		10,000			10,767		12,397		11,752		13,938		15,643		17,114		14,553	16,401	17,803	20,263
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index $24,256
Accumulated Value		10,000			13,174		14,207		12,379		15,151		15,853		20,335		17,390	19,937	21,543	24,256
Brighthouse Index: Russell 2000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 2000 Value Index $24,256
Accumulated Value		10,000			13,174		14,207		12,379		15,151		15,853		20,335		17,390	19,937	21,543	24,256
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: FTSE World Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE World Government Bond Index $10,550
Accumulated Value		10,000			10,160		10,921		10,829		11,468		12,627		11,747		9,601	10,099	9,809	10,550
Brighthouse Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index $31,532
Accumulated Value		10,000			10,751		13,159		12,013		15,337		17,776		21,654		17,726	21,942	26,039	31,532
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: FTSE World Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				FTSE World Government Bond Index $10,550
Accumulated Value		10,000			10,160		10,921		10,829		11,468		12,627		11,747		9,601	10,099	9,809	10,550
Brighthouse Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI World Index $31,532
Accumulated Value		10,000			10,751		13,159		12,013		15,337		17,776		21,654		17,726	21,942	26,039	31,532
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Index $52,906
Accumulated Value		10,000			10,708		13,943		13,732		18,729		25,938		33,096		23,453	33,462	44,623	52,906
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Index $52,906
Accumulated Value		10,000			10,708		13,943		13,732		18,729		25,938		33,096		23,453	33,462	44,623	52,906
Brighthouse Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Growth Index $52,906
Accumulated Value		10,000			10,708		13,943		13,732		18,729		25,938		33,096		23,453	33,462	44,623	52,906
Brighthouse Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Aggregate Bond Index $12,199
Accumulated Value		10,000			10,265		10,628		10,630		11,556		12,424		12,232		10,641	11,229	11,369	12,199
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index $20,263
Accumulated Value		10,000			10,767		12,397		11,752		13,938		15,643		17,114		14,553	16,401	17,803	20,263
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World ex-U.S. Index $22,432
Accumulated Value		10,000			10,450		13,291		11,404		13,857		15,334		16,533		13,887	16,056	16,945	22,432
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World ex-U.S. Index $22,432
Accumulated Value		10,000			10,450		13,291		11,404		13,857		15,334		16,533		13,887	16,056	16,945	22,432
Brighthouse Index: MSCI All Country World ex-U.S. Index
Account Value [Line Items]
Line Graph and Table Measure Name				MSCI All Country World ex-U.S. Index $22,432
Accumulated Value		10,000			10,450		13,291		11,404		13,857		15,334		16,533		13,887	16,056	16,945	22,432
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index $32,448
Accumulated Value		10,000			10,733		13,445		12,806		17,348		23,522		26,516		19,431	24,457	29,863	32,448
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index $32,448
Accumulated Value		10,000			10,733		13,445		12,806		17,348		23,522		26,516		19,431	24,457	29,863	32,448
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index $32,448
Accumulated Value		10,000			10,733		13,445		12,806		17,348		23,522		26,516		19,431	24,457	29,863	32,448
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index $20,263
Accumulated Value		10,000			10,767		12,397		11,752		13,938		15,643		17,114		14,553	16,401	17,803	20,263
Brighthouse Index: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. TIPS Index $13,550
Accumulated Value		10,000			10,468		10,783		10,647		11,544		12,813		13,577		11,968	12,435	12,663	13,550
Brighthouse Index: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. TIPS Index $13,550
Accumulated Value		10,000			10,468		10,783		10,647		11,544		12,813		13,577		11,968	12,435	12,663	13,550
Brighthouse Index: Bloomberg U.S. TIPS Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. TIPS Index $13,550
Accumulated Value		10,000			10,468		10,783		10,647		11,544		12,813		13,577		11,968	12,435	12,663	13,550
Brighthouse Index: Bloomberg Global Aggregate
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Global Aggregate Index $11,338
Accumulated Value		10,000			10,209		10,964		10,832		11,573		12,637		12,042		10,086	10,662	10,482	11,338
Brighthouse Index: Dow Jones Moderate Portfolio Index
Account Value [Line Items]
Line Graph and Table Measure Name				Dow Jones Moderate Portfolio Index $20,263
Accumulated Value		10,000			10,767		12,397		11,752		13,938		15,643		17,114		14,553	16,401	17,803	20,263
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index $27,213
Accumulated Value		10,000			11,734		13,337		12,235		15,482		15,915		19,919		18,418	20,529	23,478	27,213
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index $27,213
Accumulated Value		10,000			11,734		13,337		12,235		15,482		15,915		19,919		18,418	20,529	23,478	27,213
Brighthouse Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell 1000 Value Index $27,213
Accumulated Value		10,000			11,734		13,337		12,235		15,482		15,915		19,919		18,418	20,529	23,478	27,213
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index $32,448
Accumulated Value		10,000			10,733		13,445		12,806		17,348		23,522		26,516		19,431	24,457	29,863	32,448
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index $32,448
Accumulated Value		10,000			10,733		13,445		12,806		17,348		23,522		26,516		19,431	24,457	29,863	32,448
Brighthouse Index: Russell Midcap Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Growth Index $32,448
Accumulated Value		10,000			10,733		13,445		12,806		17,348		23,522		26,516		19,431	24,457	29,863	32,448
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Value Index $25,421
Accumulated Value		10,000			12,000		13,601		11,930		15,158		15,910		20,419		17,962	20,246	22,892	25,421
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Value Index $25,421
Accumulated Value		10,000			12,000		13,601		11,930		15,158		15,910		20,419		17,962	20,246	22,892	25,421
Brighthouse Index: Russell Midcap Value Index
Account Value [Line Items]
Line Graph and Table Measure Name				Russell Midcap Value Index $25,421
Accumulated Value		10,000			12,000		13,601		11,930		15,158		15,910		20,419		17,962	20,246	22,892	25,421
Brighthouse Index: Bloomberg U.S. Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg U.S. Government Bond Index $11,473
Accumulated Value		$ 10,000			$ 10,105		$ 10,337		$ 10,429		$ 11,141		$ 12,026		$ 11,752		$ 10,304	$ 10,725	$ 10,792	$ 11,473